Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties	Related parties
Name of related parties	Relationship with the Company
Bitmain Technologies Holding Company and its affiliates (“Bitmain”)	Related parties of one of the Company’s shareholders
Mr. Liang Lu	Ultimate controller of the Company

Schedule of Significant Related Party Transactions	Other than disclosed elsewhere, the Company had the following significant related party transactions for the six months ended June 30, 2024 and 2023:
	For the Six Months Ended June 30,
	2024	2023
	US$’000	US$’000
Services provided by:
- Bitmain	88,989	87,433

Schedule of Related Party Balances	The Company had the following related party balances as of June 30, 2024 and December 31, 2023:
	As of June 30, 2024	As of December 31, 2023
	US$’000	US$’000
Amount due from/ (due to) related parties:
- Mr. Liang Lu (i)	14	38
- Bitmain (i) (ii)	7,926	(30,229)
(i)	The amount due from/to related parties as of June 30, 2024 and December 31, 2023 was interest free without a stated maturity.
(ii)	The amounts due from/to Bitman as of June 30, 2024 and December 31, 2023 were related to hosting services fees and hash rate fees.